                           UNDISCOVERED MANAGERS FUNDS

                    Supplement dated February 3, 2003 to the
                Investor Class Prospectus dated December 28, 2002


         ON JANUARY 22, 2003, UNDISCOVERED MANAGERS, LLC ENTERED INTO AN AGREEMENT WITH EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC ("EIMC") TO SELL TO EIMC THE PORTION OF ITS BUSINESS THAT RELATES TO UNDISCOVERED MANAGERS SMALL CAP VALUE FUND AND TWO OTHER SERIES OF UNDISCOVERED MANAGERS FUNDS THAT ARE SUB-ADVISED BY J.L. KAPLAN ASSOCIATES, LLC ("KAPLAN") (UNDISCOVERED MANAGERS SMALL CAP VALUE FUND TOGETHER WITH SUCH OTHER SERIES OF UNDISCOVERED MANAGERS FUNDS, THE "FUNDS"). THE TRANSACTION IS EXPECTED TO CLOSE ON OR ABOUT APRIL 25, 2003, SUBJECT TO THE SATISFACTION OR WAIVER OF VARIOUS TERMS AND CONDITIONS, INCLUDING THAT THE TRUSTEES OF UNDISCOVERED MANAGERS FUNDS AND THE SHAREHOLDERS OF EACH OF THE FUNDS APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION WHEREBY EACH OF THE FUNDS WILL BE MERGED INTO NEWLY-CREATED SERIES OF EVERGREEN EQUITY TRUST, A DELAWARE STATUTORY TRUST SPONSORED BY EIMC. THE ADVISER OF EACH OF THE NEWLY-CREATED SERIES WILL BE EIMC AND THE SUB-ADVISER WILL BE KAPLAN. IT IS NOT ANTICIPATED THAT THE MERGER WILL RESULT IN ANY SIGNIFICANT CHANGE IN KAPLAN'S PERSONNEL, INVESTMENT STYLE OR PROCESS RELATING TO THE FUNDS. BOTH EIMC AND KAPLAN ARE WHOLLY-OWNED SUBSIDIARIES OF WACHOVIA CORPORATION.

                           UNDISCOVERED MANAGERS FUNDS

                    Supplement dated February 3, 2003 to the
             Institutional Class Prospectus dated December 28, 2002


         ON JANUARY 22, 2003, UNDISCOVERED MANAGERS, LLC ENTERED INTO AN AGREEMENT WITH EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC ("EIMC") TO SELL TO EIMC THE PORTION OF ITS BUSINESS THAT RELATES TO UNDISCOVERED MANAGERS SMALL CAP VALUE FUND, UNDISCOVERED MANAGERS MID CAP VALUE FUND AND UM MERGER & ACQUISITION FUND (THE "FUNDS"). THE TRANSACTION IS EXPECTED TO CLOSE ON OR ABOUT APRIL 25, 2003, SUBJECT TO THE SATISFACTION OR WAIVER OF VARIOUS TERMS AND CONDITIONS, INCLUDING THAT THE TRUSTEES OF UNDISCOVERED MANAGERS FUNDS AND THE SHAREHOLDERS OF EACH OF THE FUNDS APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION WHEREBY EACH OF THE FUNDS WILL BE MERGED INTO NEWLY-CREATED SERIES OF EVERGREEN EQUITY TRUST, A DELAWARE STATUTORY TRUST SPONSORED BY EIMC. THE ADVISER OF EACH OF THE NEWLY-CREATED SERIES WILL BE EIMC AND THE SUB-ADVISER WILL BE J.L. KAPLAN ASSOCIATES, LLC ("KAPLAN"), THE CURRENT SUB-ADVISER OF EACH OF THE FUNDS. IT IS NOT ANTICIPATED THAT THE MERGER WILL RESULT IN ANY SIGNIFICANT CHANGE IN KAPLAN'S PERSONNEL, INVESTMENT STYLE OR PROCESS RELATING TO THE FUNDS. BOTH EIMC AND KAPLAN ARE WHOLLY-OWNED SUBSIDIARIES OF WACHOVIA CORPORATION.